Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases
Note 5 – Leases

A. The components of operating lease costs for the six months period ended in June 30, 2026 and June 30, 2025 were as follows:

	Six-month period ended June 30,
	2026	2025
	US$ thousands

Operating lease costs (mainly plant and offices)	941	842
Variable lease payments not included in the lease liability	89	60
Short-term lease cost	101	117
Total operating lease cost	1,131	1,019

B. Supplemental cash flow information related to operating leases was as follows:

	Six-month period ended June 30
	2026	2025
	US$ thousands
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	1,032	801
Right-of-use assets obtained in exchange for lease liabilities (non-cash):
Additions of operating leases	764	498
Termination of operating leases	(24)	(44)

In February 2026, the Company extended the lease agreement for its existing offices in Virginia. As a result, the Company recognized a right-of-use asset and a lease liability of US$611 thousand.

C. Supplemental balance sheet information related to operating leases was as follows:

	June 30, 2026	December 31, 2025
	US$ thousands
Operating leases:
Operating leases right-of-use	6,114	6,147

Current operating lease liabilities	2,063	2,019
Non current operating lease liabilities	4,377	4,252
Total operating lease liabilities	6,440	6,271

D. Supplemental balance sheet information related to operating leases was as follows:

	June 30, 2026	December 31, 2025
	US$ thousands

Weighted average remaining lease term (years)	4.4	4.3

Weighted average discount rate	3.6%	3.4%

E. Future lease payments under non-cancellable leases as of June 30, 2026 were as follows:

June 30, 2026
US$ thousands

2026	1,148
2027	1,976
2028	1,818
2029	1,232
2030	477
After 2030	190
Total operating lease payments	6,841
Less: imputed interest	(401)
Present value of lease liabilities	6,440